Fees Summary	Sep. 23, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 36,000,000.00
Previously Paid Amount	0.00
Total Fee Amount	4,971.60
Total Offset Amount	4,225.86
Net Fee	$ 745.74
Offering Table N/A
Offset Table N/A
Combined Prospectus Table N/A	N/A